Significant management judgement in applying accounting policies and estimating uncertainty	12 Months Ended
Jun. 30, 2024
Significant Management Judgement In Applying Accounting Policies And Estimating Uncertainty
Significant management judgement in applying accounting policies and estimating uncertainty

4. Significant management judgement in applying accounting policies and estimating uncertainty

The following are the judgements made by management in applying the accounting policies of the Group that have the most significant effect on these consolidated financial statements.

Capitalisation of internally developed software

Distinguishing the research and development phases of a new customised software project and determining whether the recognition requirements for the capitalisation of development costs are met, together with the allocation of time spent on these projects requires judgement. After capitalisation, management monitors whether the recognition requirements continue to be met and whether there are any indicators that capitalised costs may be impaired (see Note 3.12). Costs relating to maintaining current technology platforms are expensed in the period they are incurred.

Recognition of deferred tax assets

The extent to which deferred tax assets can be recognised is based on an assessment of the probability that future taxable income will be available against which the deductible temporary differences and tax loss carry-forwards can be utilised. In addition, significant judgement is required in assessing the impact of any legal or economic limits or uncertainties.

Research and development tax incentives

Research and development tax incentives are recognised when it is reasonable reliable the costs relating to the project can be determined. Refundable research and development credits received from the research and development tax offset scheme are accounted for as a government grant as per IAS 20. Consequently, a credit is been recognised in the same period necessary to match the benefits of the credit with the costs for which it is intended to compensate. This credit has been presented as other income.

Asset acquisition or business combination determination

Transactions recognised as an asset acquisition have been determined on the basis they do not meet the definition of a business combination in accordance with IAS 3 Business Combinations.

The assets acquired and liabilities assumed are measured at their accounting book values at the acquisition date, and transitions costs were included in the capitalized cost of the asset.

No goodwill is recognised on the asset acquisition and no deferred taxes were recognize on the acquired assets and assumed liabilities, as the recognition exceptions available under IAS 12 Income taxes was applied.

Estimating uncertainty

Impairment of non-financial assets

Intangible assets are reviewed for impairment whenever there is an indication that these assets may be impaired. This includes any capitalised internally developed software that is not yet complete is not amortised. The Group considers the guidance of IAS 36 in assessing whether there is any indication that an item of the above assets may be impaired.

This assessment requires management’s judgement. If any such indication exists, the recoverable amount of the assets is estimated to ascertain the amount of impairment loss. The recoverable amount is defined as the higher of the fair value less cost to sell and value in use.

In determining the value in use of assets, the Group applies a discounted cash flow model where the future cash flows derived from such assets are discounted at an appropriate rate. Forecasts of future cash flow are estimated based on financial budgets and forecasts approved by the management. Based on management’s assessment, there is no indication of impairment as at the end of the reporting period.

Contract revenue

Recognised amounts of contracted services and subscription revenues and their related receivables reflect management’s best estimate of each contract’s outcome and stage of completion or delivery.

Useful lives and residual values of depreciable assets

Management reviews its estimate of the useful lives and residual values of depreciable assets at each reporting date, based on the expected utility of the assets. Uncertainties in these estimates relate to technological obsolescence that may change the utility of certain software and IT equipment.

Asset acquisition – fair value determination

In relation to the acquisition of scoop.com.au, management estimated the fair value of the asset based on the cost of bringing the asset into use.

Leases – determination of the appropriate discount rate to measure lease liabilities

As noted above, the Group enters into leases with third-party landlords and as a consequence the rate implicit in the relevant lease is not readily determinable. Therefore, the Group uses its incremental borrowing rate as the discount rate for determining its lease liabilities at the lease commencement date. The incremental borrowing rate is the rate of interest that the Group would have to pay to borrow over similar terms which requires estimations when no observable rates are available.

Performance rights

The Group measures the cost of equity-settled transactions with employees by reference to the fair value of the equity instruments at the date at which they are granted. The fair value is determined using an appropriate valuation model. The valuation basis and related assumptions are detailed within Note 3.9.